Expenses by Nature - Summary of Depreciation and Amortization (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017
Disclosure Of Depreciation And Amortization [line items]
Amortisation of intangible assets	€ 917	€ 910		€ 1,569
Government grants	(1,626)	(1,061)	€ (1,068)	(1,068)
Total depreciation and amortization	23,487	10,003		11,362
Cost of sales [member]
Disclosure Of Depreciation And Amortization [line items]
Depreciation	7,867	7,455		8,565
Amortisation of intangible assets	14	34		73
Government grants	(1,463)	(1,061)		(1,068)
Total depreciation and amortization	10,260	6,428		7,570
Cost of sales [member] | Right-of-use assets [member]
Disclosure Of Depreciation And Amortization [line items]
Depreciation	3,842
Selling expenses [member]
Disclosure Of Depreciation And Amortization [line items]
Depreciation	9,084
Amortisation of intangible assets				306
Total depreciation and amortization	11,805	2,274		2,124
Selling expenses [member] | Property, plant and equipment [member]
Disclosure Of Depreciation And Amortization [line items]
Depreciation	2,721	2,274		1,818
Selling expenses [member] | Intangible assets [member]
Disclosure Of Depreciation And Amortization [line items]
Amortisation of intangible assets
Administrative expenses [member]
Disclosure Of Depreciation And Amortization [line items]
Amortisation of intangible assets	903	876		1,190
Government grants	(163)
Total depreciation and amortization	1,422	1,301		1,668
Administrative expenses [member] | Property, plant and equipment [member]
Disclosure Of Depreciation And Amortization [line items]
Depreciation	381	425		478
Administrative expenses [member] | Right-of-use assets [member]
Disclosure Of Depreciation And Amortization [line items]
Depreciation	€ 301